Financial risk management - Fair value analysis, narrative (Details)	Mar. 31, 2026 investment
Financial Risk Management [Abstract]
Number of equity investments valued based on latest transaction price	19
Number of equity investments	42
Number of equity investments valued based on internal valuation process	23